April 6, 2016

Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Sentinel Group Funds, Inc. (“Registrant”)

Post-Effective Amendment No. 158 to the Registration

Statement filed on Form N-1A (SEC File Nos. 002-10685 and 811-00214)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information for Sentinel Group Funds, Inc. that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 158 to Registrant’s Registration Statement, and (2) the text of Post-Effective Amendment No. 158 was filed electronically on March 30, 2016.

If you have any questions or would like further information, please contact me at (802) 229- 7410.

Sincerely,

Sentinel Group Funds, Inc.

By:	/s/ Lisa Muller

Lisa Muller
Secretary